Acquisitions and Divestitures (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Major Classes of Assets and Liabilities of Consolidated Subsidiaries
The following table presents the major classes of assets and liabilities of the consolidated subsidiaries as of December 17, 2025 that were sold and deconsolidated from the Company’s consolidated financial statements:

in thousands	December 17, 2025
Assets
Current assets:
Cash and cash equivalents	$11,754
Restricted cash, current	1,945
Other current assets	4,645
Total current assets	18,344
Noncurrent assets:
Property, plant and equipment, net	266,081
Operating ROU assets, net	23,412
Intangible assets, net	53,918
Other noncurrent assets	899
Total noncurrent assets	344,310
Total assets	$362,654

Liabilities
Current liabilities:
Accrued expenses	$2,781
Other current liabilities	570
Total current liabilities	3,351
Noncurrent liabilities:
Operating lease liabilities	22,870
Out-of-market contracts, net	19,633
Other noncurrent liabilities	6,915
Total noncurrent liabilities	49,418
Total liabilities	$52,769
Total net assets	$309,885
Less: NCI transferred	$(25,529)
Total net assets and NCI	$284,356
Sale transaction price	$206,950
Less: transaction costs	(1,669)
Loss on sale	$79,075
The following table presents the major classes of assets and liabilities related to the consolidated subsidiaries as of June 5, 2025, that were sold and deconsolidated from the Company’s consolidated financials:

in thousands	June 5, 2025
Assets
Current assets:
Cash and cash equivalents	$1,053
Other current assets	1,398
Total current assets	2,451
Noncurrent assets:
Property, plant and equipment, net	39,498
Intangible assets, net	20,213
Other noncurrent assets	3,998
Total noncurrent assets	63,709
Total assets	$66,160
Liabilities
Current liabilities:
Other current liabilities	$938
Total current liabilities	938
Noncurrent liabilities:
Other noncurrent liabilities	5,909
Total noncurrent liabilities	5,909
Total liabilities	$6,847
Total net assets	$59,313
Sale transaction price	46,131
Less: transaction costs	(769)
Loss on sale	$13,951